Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 448	$ 313	$ 907	$ 747
Less: Dividends declared on preference shares	(1)	(1)	(2)	(2)
Earnings used in consolidated earnings per share	447	312	905	745
Less: (Earnings) loss from discontinued operations, net of tax	(4)	(16)	14	(25)
Earnings used in earnings per share from continuing operations	$ 443	$ 296	$ 919	$ 720